Earnings per share - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 30, 2019	May 20, 2019	Mar. 26, 2018	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Class of Stock [Line Items]
stock price reduction on contingent consideration				80.00%		80.00%
Preferred stock, shares issued (in shares)				34,965		34,965		34,965	0
Preferred stock, par value (in dollars per share)				$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Total consideration for shares issued at the closing of the Merger				$ 34,965		$ 34,965		$ 34,965	$ 0
Preferred Stock, Dividends, Declared								525	0	$ 0
SeriesB Preferred Shares to be Issued in Equity Agreement				100,000		100,000
Preferred Stock Dividends, Income Statement Impact				$ 759	$ 524	$ 2,202	$ 1,072	1,597	0	0
Share-based compensation expense				1,100	$ 500	2,812	$ 500	1,072	$ 53	$ 161
Series A Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares issued (in shares)			34,965
Preferred stock, par value (in dollars per share)			$ 1,000
Total consideration for shares issued at the closing of the Merger			$ 35,000	$ 37,700		37,700
Preferred stock, dividend rate before deleveraging			6.00%
18 month anniversary date			18 months
Preferred stock, dividend rate thereafter			10.00%
Default Rate for Uncured Dividends			2.00%
Preferred Stock Paid In Kind Dividend Rate		8.00%
Series A Preferred PIK Dividend Rate 18 mos		12.00%
Preferred Stock, Dividends, Declared						$ 2,727
Dividends Payable								$ 1,600
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, par value (in dollars per share)		$ 1,000		$ 1,000		$ 1,000
Preferred stock, dividend rate before deleveraging		15.00%
Preferred Stock Paid In Kind Dividend Rate		18.00%
Series B Cash Dividend Rate after Deleveraging		13.50%
Series B PIK Dividend Rate after Deleveraging		15.00%
Deleveraging Dollar Amount Used to Pay Debt		$ 50,000
Ratio Net Leverage Ratio for Deleveraging Event		1.50		1.50		1.50
Dividends Payable				$ 4,100		$ 4,100
Series B-2 Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, dividend rate before deleveraging	15.00%
Series B Cash Dividend Rate after Deleveraging	13.50%
Ratio Net Leverage Ratio for Deleveraging Event	1.50
Dividend Rate after 1.5:1.0 leverage	12.00%